Label	Element	Value
Innovator U.S. Equity Accelerated ETF - Quarterly | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 1.45 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.30%
Innovator U.S. Equity Accelerated ETF - Quarterly | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 573.76 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.60%
Innovator U.S. Equity Accelerated ETF - Quarterly | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 592.92 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.90%)